Note 9 - Capital Stock - Issued and Outstanding Common Shares (Details) - USD ($)													4 Months Ended	12 Months Ended
	Dec. 22, 2017	Aug. 29, 2017	Jul. 28, 2017	Jul. 17, 2017	Jul. 06, 2017	May 23, 2017	May 08, 2017	Apr. 07, 2017	Mar. 14, 2017	Dec. 29, 2016	Aug. 25, 2016	Apr. 21, 2016	Aug. 15, 2016	Dec. 31, 2017		Dec. 31, 2016
Number of common shares, beginning balance (in shares)														83,964,569
Stock issued to effect the recapitalization (Note 19)																$ 196,534
Stock issued for financing (in shares)			1,502,691					2,902,682		791,373	3,342,480
Stock issued for financing														$ 6,513,424		$ 4,717,570
Stock issued due to exercise of options (Note 10) (in shares)		7,940		220,000	200,000	80,000	7,060					80,000	400,000	1,700,000		480,000
Stock issuance for services (in shares)	112,314								43,613
Stock issuance for services	$ 230,131								$ 45,000					$ 275,131		$ 15,741
Stock issued due to exercise of options														$ 979,522		$ 35,423
Number of common shares, ending balance (in shares)														90,225,869		83,964,569
Common Stock [Member]
Number of common shares, beginning balance (in shares)														83,964,569		77,370,716
Capital stock, beginning balance														$ 10,189,973		$ 5,214,691
Stock issued to effect the recapitalization (Note 19) (in shares)																1,900,000
Stock issued to effect the recapitalization (Note 19)																$ 196,534
Stock issued due to option exercises related to amalgamation (Note 10) (in shares)																80,000
Stock issued due to option exercises related to amalgamation (Note 10)																$ 22,058
Stock issued to Everfront Capital Corp (in shares)																80,000
Stock issued to Everfront Capital Corp																$ 15,741
Stock issued for financing (in shares)														4,405,373	[1],[2]	4,133,853	[3],[4]
Stock issued for financing														$ 6,513,424	[1],[2]	$ 4,717,570	[3],[4]
Stock issued due to exercise of options (Note 10) (in shares)														1,700,000		480,000
Stock issued due to exercise of options (Note 10)																$ 23,379
Stock issuance for services (in shares)														155,927	[5],[6]	80,000
Stock issuance for services														$ 275,131	[5],[6]	$ 15,741
Stock issued due to exercise of options														$ 1,266,131		$ 45,437
Number of common shares, ending balance (in shares)														90,225,869		83,964,569
Capital stock, ending balance														$ 18,244,659		$ 10,189,973

[1]	On April 7, 2017, the Company issued 2,902,682 common shares for gross proceeds of $3,250,000. The Company recorded $32,754 of share issuance costs as an offset to capital stock.
[2]	On July 28, 2017, the Company issued 1,502,691 common shares for gross proceeds of $3,320,000. The Company recorded $23,822 of share issuance costs as an offset to capital stock.
[3]	On August 25, 2016, the Company issued 3,342,480 common shares for gross proceeds of $3,875,500. The Company recorded $29,310 of share issuance costs as an offset to capital stock.
[4]	On December 29, 2016, the Company issued 791,373 common shares for gross proceeds of $880,086. The Company recorded $8,706 of share issuance costs as an offset to capital stock.
[5]	On December 22, 2017, the Company issued 112,314 common shares in accordance with a License and Supply Agreement with Celsee, Inc. and recognized $230,131 as a research and development expense in the consolidated statements of operations and comprehensive loss.
[6]	On March 14, 2017, the Company settled $50,000 of amounts due to a vendor by issuing 43,613 common shares valued at $45,000 at the date of issuance. The Company recorded a $5,000 gain on the settlement of liabilities.